Document and Entity Information	Jun. 11, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001654151
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	Deciphera Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38219
Entity Tax Identification Number	30-1003521
Entity Address, Address Line One	200 Smith Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	209-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	DCPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false